Consolidated Statements Of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Net sales of products	$ 2,184,757	$ 1,040,222	$ 3,806,370	$ 2,131,590	$ 5,146,136	$ 6,092,919
Licensing and technology fees	209,155	116,975	330,818	213,329	431,305	599,072
Total revenue	2,393,912	1,157,197	4,137,188	2,344,919	5,577,441	6,691,991
Operating expenses:
Manufacturing	1,271,327	808,211	2,323,857	1,617,117	3,864,314	4,067,494
Research and development	399,755	372,931	710,061	745,300	1,355,321	1,563,132
Selling, general and administrative	446,508	569,448	980,248	1,083,295	2,045,395	1,945,187
Total operating expenses	2,117,590	1,750,590	4,014,166	3,445,712	7,265,030	7,575,813
Operating income (loss)	276,322	(593,393)	123,022	(1,100,793)	(1,687,589)	(883,822)
Interest income	27	1,057	574	3,262	5,160	11,239
Interest expense	(2,781)	(2,955)	(5,639)	(32,891)	(38,681)	(196,954)
Other Income					213,919
Change in fair value of derivative liabilities		39,217		31,685	32,451	(9,673)
Total non-operating income (expenses)	(2,754)	37,319	(5,065)	2,056	212,849	(195,388)
Net income (loss)	273,568	(556,074)	117,957	(1,098,737)	(1,474,740)	(1,079,210)
Preferred stock dividends	(26,034)	(24,107)	(52,069)	(49,331)	(97,543)	(53,084)
Net income (loss) allocable to common shareholders	$ 247,534	$ (580,181)	$ 65,888	$ (1,148,068)	$ (1,572,283)	$ (1,132,294)
Basic and diluted net loss per common share allocable to common shareholders					$ (0.09)	$ (0.07)
Basic net income (loss) per common share allocable to common shareholders	$ 0.01	$ (0.03)	$ 0.00	$ (0.06)
Shares used in basic per share calculations	18,689,480	17,823,950	18,584,537	17,776,792
Diluted net income (loss) per common share allocable to common shareholders	$ 0.01	$ (0.03)	$ 0.00	$ (0.06)
Shares used in diluted per share calculations	36,294,172	17,823,950	25,793,148	17,776,792	17,841,974	17,027,748